LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2026
Loans Payable
Schedule Of Loan From Non-Related Company

	2026-03-31	2025-12-31
	$	$
Loan from non-related company (a)	62,648	69,429
Loan from non-related company (b)	8,130,123	7,150,626
Loan from non-related company (c)	—	63,467
Loan from non-related company (d)	7,761	13,579
Loans Payable	8,200,530	7,297,100

Current	70,408	7,297,100
Non-current	8,130,123	—
Loans Payable	8,200,530	7,297,100